Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Gross realized gains	¥ 329	¥ 2,540	¥ 2,360
Gross realized losses	31	31	2
Short-term investments	20,651	71,863
Aggregate cost of non-marketable equity securities accounted for under the cost method	2,570	1,164
Investments in affiliated companies accounted for by the equity method	20,415	20,863
Canon's share of net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions)	447	478	¥ (664)
Bank Time Deposits
Schedule of Investments [Line Items]
Short-term investments	¥ 20,651	¥ 71,863